UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"WASHINGTON, D.C.  20549"

FORM 13F

FORM 13F COVER PAGE

"Report for the calendar Year or Quarter Ended:  June 30, 2000"

Check here is Amendment [  ];  Amendment Number:
This Amendment (check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Investment Counselors Inc.
Address:        1010 Market Street
                      Suite 1540
"                      St. Louis, MO  63101"

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral"
"parts of this form."

Person signing this Report on behalf of Reporting Manager:

Name:         Jean M. Korte
Title:            Chief Financial & Compliance Officer
Phone:        314-421-3080
"Signature, Place and Date of Signing:"

"Jean M. Korte  St. Louis, Missouri        July 13, 2000"




Report Type (Check only one.):

[X]          13F HOLDINGS REPORT.
[   ]          13F NOTICE.
"[   ]          13F COMBINATION REPORT,"

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:  101

"Form 13F Information Table Value Total:  $494,476"


List of Other Included Managers:

No.        13F File Number           Name



			FORM 13F INFROMATION TABLE						VOTING AUTHORITY
			VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(x$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGER
EMC Corporation	COM       	268648102	15295	198800	SH        	SOLE
Intel Corp     	COM       	458140100	14589	109125	SH        	SOLE
Oracle Corporation	COM       	68389X105	13219	157250	SH   	SOLE
Sun Microsystems Inc	COM       	866810104	12713	139800	SH  SOLE
Cisco Systems	COM       	17275R102	12662	199200	SH        	SOLE
Medtronic Inc	COM       	585055106	12490	250750	SH        	SOLE
Pfizer Inc	COM       	717081103	12395	258225	SH        	SOLE
Amgen Inc	COM       	31162100	12044	171450	SH        	SOLE
American Power Conv	COM       	29066107	11838	290050	SH    	SOLE
American Intl Group	COM       	26874107	11798	100408	SH    	SOLE
Wal-Mart Stores	COM       	931142103	11170	193834	SH        	SOLE
Hewlett-Packard Co	COM       	428236103	10995	88050	SH        	SOLE
Microsoft Corp	COM       	594918104	10946	136820	SH        	SOLE
Interpublic Group	COM       	460690100	10821	251650	SH      SOLE
Tyco International Ltd	COM       	902124106	10626	224300	SH   	SOLE
Biogen Inc	COM       	90597105	10275	159300	SH        	SOLE
American Express Co	COM       	25816109	10120	194150	SH    	SOLE
Tellabs Inc	COM       	879664100	9824	143550	SH        	SOLE
Morgan Stanley Dean Witter	COM       	617446448	9352	112335	SH SOLE
Citigroup Inc	COM       	172967101	8659	143725	SH        	SOLE
Clear Channel Comm	COM       	184502102	8033	107100	SH        	SOLE
Avery Dennison Corp	COM       	53611109	7548	112450	SH        	SOLE
WorldCom Inc	COM       	98157D106	7491	163300	SH        	SOLE
America Online Inc	COM       	02364J104	7234	137300	SH        	SOLE
Bristol-Myers Squibb	COM       	110122108	6929	118950	SH      	SOLE
Jones Pharma Inc	COM       	480236108	6907	172949	SH        	SOLE
BP Amoco Plc ADR	COM       	55622104	6693	118332	SH        	SOLE
Cardinal Health Inc	COM       	14149Y108	6379	86200	SH        	SOLE
Lowe's Companies	COM       	548661107	6330	154150	SH        	SOLE
Dycom Industries	COM       	267475101	6234	135525	SH        	SOLE
Texas Instruments	COM       	882508104	5832	84900	SH        	SOLE
Dell Computer Corp	COM       	247025109	5814	117900	SH        	SOLE
Tosco Corp	COM       	891490302	5810	205200	SH        	SOLE
New York Times Cl A	COM       	650111107	5720	144800	SH        	SOLE
American General Corp	COM       	26351106	5667	92900	SH        	SOLE
Illinois Tool Works	COM       	452308109	5627	98720	SH        	SOLE
Legg Mason Inc	COM       	524901105	5610	112200	SH        	SOLE
Schering-Plough	COM       	806605101	5583	110550	SH        	SOLE
Alcoa Inc	COM       	13817101	5568	192000	SH        	SOLE
Safeway Inc	COM       	786514208	5451	121135	SH        	SOLE
Emerson Electric Co	COM       	291011104	5047	83600	SH        	SOLE
CVS Corporation	COM       	126650100	4896	122400	SH        	SOLE
Chase Manhattan	COM       	16161A108	4854	105375	SH        	SOLE
SunGard Data Systems	COM       	867363103	4810	155150	SH     	SOLE
Eaton Vance Corp	COM       	278265103	4731	102300	SH        	SOLE
Dallas Semiconductor	COM       	235204104	4540	111400	SH    	SOLE
ResMed Inc	COM       	761152107	4382	163800	SH        	SOLE
CommScope Inc	COM       	203372107	4313	105200	SH        	SOLE
General Electric Co	COM       	369604103	3994	75350	SH        	SOLE
Symbol Technologies	COM       	871508107	3955	73237	SH        	SOLE
Insituform Technologies	COM       	457667103	3844	141700	SH   	SOLE
Florida Rock Indu	COM       	341140101	3798	106600	SH        	SOLE
Spartech Corp	COM       	847220209	3529	130700	SH        	SOLE
Corning Inc	COM       	219350105	3481	12900	SH        	SOLE
Copart Inc	COM       	217204106	3110	194400	SH        	SOLE
Henry (Jack) & Assoc	COM       	426281101	3033	60500	SH        	SOLE
BJ's Wholesale Club Inc	COM       	05548J106	2812	85200	SH     	SOLE
Techne Corporation	COM       	878377100	2795	21500	SH        	SOLE
Nortel Networks Corp	COM       	656568102	2771	40600	SH        	SOLE
Advent Software Inc	COM       	7974108	2522	39100	SH        	SOLE
Agilent Technologies Inc	COM       	00846U101	2475	33559	SH     	SOLE
MedImmune Inc	COM       	584699102	2420	32700	SH        	SOLE
Broadcom Corporation	COM       	111320107	2343	10700	SH        	SOLE
Cambrex Corporation	COM       	132011107	2151	47800	SH        	SOLE
Timberland Co Cl A	COM       	887100105	2124	30000	SH        	SOLE
JDS Uniphase Corp	COM       	46612J101	2110	17600	SH        	SOLE
Semtech Corp	COM       	816850101	2019	26400	SH        	SOLE
InFocus Corporation	COM       	45665B106	1931	60000	SH        	SOLE
ADC Telecom Inc	COM       	886101	1929	23000	SH        	SOLE
Target Corporation	COM       	8.76E+110	1908	32900	SH        	SOLE
Merck & Co Inc	COM       	589331107	1900	24800	SH        	SOLE
National Computer Systems	COM       	635519101	1822	37000	SH   	SOLE
MedQuist Inc	COM       	584949101	1778	52300	SH        	SOLE
Symantec Corp	COM       	871503108	1650	30600	SH        	SOLE
City National Corp	COM       	178566105	1529	44000	SH        	SOLE
CSG Systems International	COM       	126349109	1525	27200	SH   	SOLE
Pinnacle Systems Inc	COM       	723481107	1511	67200	SH        	SOLE
Applied Materials Inc	COM       	38222105	1495	16500	SH        	SOLE
Southdown Inc	COM       	841297104	1392	24100	SH        	SOLE
Energen Corporation	COM       	29265N108	1348	61800	SH        	SOLE
RF Micro Devices Inc	COM       	749941100	1341	15300	SH        	SOLE
Black Box Corporation	COM       	91826107	1322	16700	SH        	SOLE
Stone Energy Corp	COM       	861642106	1297	21700	SH        	SOLE
Johnson & Johnson	COM       	478160104	1280	12569	SH        	SOLE
Men's Wearhouse Inc	COM       	587118100	1238	55500	SH        	SOLE
Datascope Corp	COM       	238113104	1179	32750	SH        	SOLE
American Capital Strategies	COM       	24937104	1177	49300	SH  	SOLE
Acxiom Corporation	COM       	5125109	1172	43000	SH        	SOLE
Motorola Inc	COM       	620076109	1160	39900	SH        	SOLE
Anadigics Inc	COM       	32515108	1145	33600	SH        	SOLE
Donaldson Co	COM       	257651109	1118	56600	SH        	SOLE
AptarGroup Inc	COM       	38336103	1077	39900	SH        	SOLE
Mercury Computer System Inc	COM       	589378108	1047	32400	SH 	SOLE
Lucent Technologies	COM       	549463107	942	15900	SH        	SOLE
PolyMedica Corporation	COM       	731738100	939	21700	SH        	SOLE
Xircom Inc	COM       	983922105	926	19500	SH        	SOLE
Molecular Devices Corp	COM       	60851C107	872	12600	SH        	SOLE
Webster Financial Corp	COM       	947890109	859	38700	SH        	SOLE
Kronos Incorporated	COM       	501052104	616	23700	SH        	SOLE
Costco Wholesale Corp	COM       	22160K105	467	14158	SH        	SOLE
Exxon Mobil Corp	COM       	30231G102	434	5534	SH        	SOLE
